Equity (Details) - Schedule of Share Capital - shares	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022
Schedule of Share Capital [Abstract]
Ordinary shares, authorized	75,000,000	75,000,000	25,714,286
Ordinary shares, issued and outstanding	282,782	261,494	135,644